10. Leases (Details - Right of use and liability) (June 30, 2019)	Jun. 30, 2019 USD ($)
Right of use assets
Office lease	$ 196,554
Less accumulated amortization	(24,442)
Right-of-use assets, net	172,112
Operating lease liabilities
Office lease	183,407
Less current portion	(52,486)
Long term portion	$ 130,921